Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

(18) Commitments and Contingencies

(a) Leases

The Company leases office space in Pasadena, California; San Francisco, California; Burlington, Massachusetts; Colchester, England; Windsor, England; Norsburg, Sweden and Beijing, China under operating leases and recognizes escalating rent expense on a straight-line basis over the expected lease term.

In December 2016, we entered into a new lease for our executive offices in Burlington, Massachusetts that will increase our future minimum lease payments beginning in June 2017 by $8.0 million over the next five years.

Future minimum lease payments under non-cancelable capital and operating leases in effect at December 31, 2016 are as follows (in thousands):

Operating
2017	$1,828
2018	1,874
2019	1,640
2020	1,661
2021 and thereafter	2,379
Total minimum lease payments	$9,382

Future minimum operating lease payments have been reduced by future minimum sublease income of $0.2 million.

(b) Rent

Rent expense for the years ended December 31, 2016, 2015 and 2014 was $1.6 million, $1.7 million and $0.9 million, respectively.

Rent expense of $44,000, 50,000 and $46,000 for the years ended December 31, 2016, 2015 and 2014, respectively, was paid to the former owner of Vocal who is no longer an employee of the Company.

Deferred rent expense at December 31, 2016 and 2015 was $0.1 million and $0.2 million, respectively, and was recorded in accrued expenses.

(c) Litigation

In the normal course of business, the Company has been subjected to various unasserted claims. The Company does not believe these will have a material adverse impact to the financial statements.

(d) Employee Contracts

The Company has entered into employment contracts with certain of the Company’s executive officers which provide for at-will employment. However, under the provisions of the contracts, the Company would incur severance obligations of up to twelve months of the executive’s annual base salary for certain events, such as involuntary terminations.